Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before the Provision for Income Taxes
Loss before the provision for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018
U.S. operations	$(23,330)	$(21,132)
Foreign operations	—	(5,483)

Loss before provision for income taxes	$(23,330)	$(26,615)

Income Tax Provision Amount Computed by Applying the Statutory Income Tax Rate	The income tax provision differs from the amount computed by applying the statutory income tax rate of 21% to pre-tax
loss as follows (in thousands):

	Year Ended December 31,
	2019	2018
Tax (benefit) at statutory federal rate	21.0%	21.0%
State tax (benefit), net of federal benefit	7.1	4.6
Foreign tax rate differential	—	(4.3)
Permanent differences	(0.6)	(0.6)
Research and development credits	1.3	1.0
Change in valuation allowance	(20.9)	(15.9)
Provision-to-return	—	(0.7)
Expired NOLs, research and development credits, and other carryfowards	(6.9)	(2.2)
Non-qualified stock option cancellations	(1.0)	(2.9)

Effective tax rate	—%	—%

Significant Components of Deferred Tax Assets
Significant components of the Company’s deferred tax assets for federal and state income taxes are as follows (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Federal and state net operating loss carry-forwards	$119,015	$114,254
Federal and state research credit carry-forwards	15,140	14,885
Capitalized research costs	6,081	6,134
Stock-based compensation	3,996	4,002
Lease liabilities	152	—
Property and equipment	77	79
Accrued liabilities	86	143
Gross deferred tax assets	144,547	139,497
Deferred tax liabilities:
Right-of-use assets	(152)	—

Gross deferred tax liabilities	(152)	—

Net deferred tax assets	144,395	139,497
Valuation allowance	(144,395)	(139,497)

Deferred tax assets, net of valuation allowance	$—	$—

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the Company’s beginning and ending amount of unrecognized tax benefits is follows (in thousands):

	December 31,
	2019	2018
Unrecognized tax benefits at beginning of period	$1,812	$1,769
Increases related to current year tax positions	58	43
Decreases related to prior year tax positions	(23)	—

Unrecognized tax benefits at the end of period	$1,847	$1,812